CONVERTIBLE LOANS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Components
The conversion of the 2012 Convertible loans into ordinary shares was performed according to their fair value as of the IPO closing date, July 2, 2018. The following parameters were used:

July 2
2018

Price per share*	$865
Volatility	62%
Probability of entering Phase 2b/3	NA
Probability for IPO	100%

* The price per share as of July 2, 2018 was based on quoted price on Nasdaq before the shares split.